OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Jul. 31, 2022
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)
Summary of Right-of-use-asset
Balance, July 31, 2020	-
Addition	$49,475
Amortization	(2,474)
Balance, July 31, 2021	$47,001
Amortization	(9,895)
Balance, July 31, 2022	$37,106

Summary of changes in the lease liability
Balance, July 31, 2020	-
Addition	$49,475
Lease payment – base rent portion	(2,132)
Lease liability – accretion expense	$1,456
Balance, July 31, 2021	48,799
Lease payment – base rent portion	$(12,792)
Lease liability – accretion expense	5,326
Balance, July 31, 2022	41,333

Current portion	$8,580
Long-term portion	$32,753

Schedule of future lease payments (base rent portion) under lease obligations
Fiscal 2023 (August 1, 2022 to July 31, 2023)	$12,956
Fiscal 2024 (August 1, 2023 to July 31, 2024)	13,612
Fiscal 2025 (August 1, 2024 to July 31, 2025)	14,104
Fiscal 2026 (August 1, 2025 to July 31, 2026)	10,578
Total undiscounted lease payments	$51,250
Less: imputed interest	(9,917)
Lease liability at July 31, 2022	$41,333